EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLAN
24.	EMPLOYEE BENEFIT PLAN

Full time employees of the Company in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Company accrues for these benefits based on certain percentages of the employees' salaries. The total provisions for such employee benefits from continuing operations were $6,051, $7,130 and $8,640 and from discontinued operations were $503, $399 and $178 for the years ended December 31, 2016, 2017 and 2018, respectively.